PROPERTY, PLANT AND EQUIPMENT - Mineral Properties (Details) (Imported) - CAD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
PROPERTY, PLANT AND EQUIPMENT
Carrying value amount of mineral property assets	$ 316,926,000	$ 259,661,000
McClean Lake
PROPERTY, PLANT AND EQUIPMENT
Percentage of ownership interest in project	22.50%
Carrying value
PROPERTY, PLANT AND EQUIPMENT
Carrying value amount of mineral property assets	$ 366,807,000	302,725,000	$ 294,287,000
Mineral properties
PROPERTY, PLANT AND EQUIPMENT
Carrying value amount of mineral property assets	$ 199,942,000	$ 184,158,000
Mineral properties | Wheeler River
PROPERTY, PLANT AND EQUIPMENT
Percentage of direct ownership interest in project	90.00%
Percentage of indirect ownership interest in project	5.00%
Mineral properties | Waterbury Lake
PROPERTY, PLANT AND EQUIPMENT
Percentage of ownership interest in project	70.55%
Percentage of net smelter return royalty	2.00%
Mineral properties | McClean Lake
PROPERTY, PLANT AND EQUIPMENT
Percentage of ownership interest in project	22.50%
Mineral properties | Midwest
PROPERTY, PLANT AND EQUIPMENT
Percentage of ownership interest in project	25.17%
Mineral properties | Mann Lake
PROPERTY, PLANT AND EQUIPMENT
Percentage of ownership interest in project	30.00%
Mineral properties | Wolly
PROPERTY, PLANT AND EQUIPMENT
Percentage of ownership interest in project	20.77%
Mineral properties | Johnston Lake
PROPERTY, PLANT AND EQUIPMENT
Percentage of ownership interest in project	100.00%
Mineral properties | Saskatchewan
PROPERTY, PLANT AND EQUIPMENT
Percentage of entity's property assets	84.80%	90.80%
Mineral properties | Carrying value
PROPERTY, PLANT AND EQUIPMENT
Carrying value amount of mineral property assets	$ 201,602,000	$ 184,158,000	$ 180,813,000
Mineral properties | Carrying value | Saskatchewan
PROPERTY, PLANT AND EQUIPMENT
Carrying value amount of mineral property assets	$ 169,566,000	$ 167,297,000